Offerings	Mar. 18, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities of Thomson Reuters Corporation
Fee Rate	0.01531%
Offering Note
(1)
There are being registered under this registration statement on Form
F-10
and Form
F-3
(this “Registration Statement”) such indeterminate number of debt securities of Thomson Reuters Corporation (“TRC”) and TR Finance LLC (together with TRC, the “Debt Issuers”) in an aggregate principal amount of up to US$3,000,000,000, together with (i) in the case of debt securities issued by TR Finance LLC, the full and unconditional guarantee by TRC; and (ii) in the case of debt securities issued by either of the Debt Issuers, subsidiary guarantees by one or more of each of Thomson Reuters Applications Inc., Thomson Reuters (Tax & Accounting) Inc. and West Publishing Corporation (collectively, together with the Debt Issuers, the “Registrants”).

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act with respect to the debt securities to be sold by the Debt Issuers. In no event will the aggregate principal amount of all debt securities sold by the Debt Issuers from time to time pursuant to this Registration Statement exceed US$3,000,000,000.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities of TR Finance LLC
Fee Rate	0.01531%
Offering Note
(1)
There are being registered under this registration statement on Form
F-10
and Form
F-3
(this “Registration Statement”) such indeterminate number of debt securities of Thomson Reuters Corporation (“TRC”) and TR Finance LLC (together with TRC, the “Debt Issuers”) in an aggregate principal amount of up to US$3,000,000,000, together with (i) in the case of debt securities issued by TR Finance LLC, the full and unconditional guarantee by TRC; and (ii) in the case of debt securities issued by either of the Debt Issuers, subsidiary guarantees by one or more of each of Thomson Reuters Applications Inc., Thomson Reuters (Tax & Accounting) Inc. and West Publishing Corporation (collectively, together with the Debt Issuers, the “Registrants”).

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act with respect to the debt securities to be sold by the Debt Issuers. In no event will the aggregate principal amount of all debt securities sold by the Debt Issuers from time to time pursuant to this Registration Statement exceed US$3,000,000,000.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities of Thomson Reuters Corporation
Fee Rate	0.01531%
Offering Note
(1)
There are being registered under this registration statement on Form
F-10
and Form
F-3
(this “Registration Statement”) such indeterminate number of debt securities of Thomson Reuters Corporation (“TRC”) and TR Finance LLC (together with TRC, the “Debt Issuers”) in an aggregate principal amount of up to US$3,000,000,000, together with (i) in the case of debt securities issued by TR Finance LLC, the full and unconditional guarantee by TRC; and (ii) in the case of debt securities issued by either of the Debt Issuers, subsidiary guarantees by one or more of each of Thomson Reuters Applications Inc., Thomson Reuters (Tax & Accounting) Inc. and West Publishing Corporation (collectively, together with the Debt Issuers, the “Registrants”).

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act with respect to the debt securities to be sold by the Debt Issuers. In no event will the aggregate principal amount of all debt securities sold by the Debt Issuers from time to time pursuant to this Registration Statement exceed US$3,000,000,000.

(3)	The guarantees being registered hereon are being sold without separ a te consideration. Pursuant to Rule 457(n) under the Securities Act, no separate fee for the guarantees is payable.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities of TR Finance LLC
Fee Rate	0.01531%
Offering Note
(1)
There are being registered under this registration statement on Form
F-10
and Form
F-3
(this “Registration Statement”) such indeterminate number of debt securities of Thomson Reuters Corporation (“TRC”) and TR Finance LLC (together with TRC, the “Debt Issuers”) in an aggregate principal amount of up to US$3,000,000,000, together with (i) in the case of debt securities issued by TR Finance LLC, the full and unconditional guarantee by TRC; and (ii) in the case of debt securities issued by either of the Debt Issuers, subsidiary guarantees by one or more of each of Thomson Reuters Applications Inc., Thomson Reuters (Tax & Accounting) Inc. and West Publishing Corporation (collectively, together with the Debt Issuers, the “Registrants”).

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act with respect to the debt securities to be sold by the Debt Issuers. In no event will the aggregate principal amount of all debt securities sold by the Debt Issuers from time to time pursuant to this Registration Statement exceed US$3,000,000,000.

(3)	The guarantees being registered hereon are being sold without separ a te consideration. Pursuant to Rule 457(n) under the Securities Act, no separate fee for the guarantees is payable.